SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
2023 (excluding the nine months ended September 30, 2023)	$ 121,190
2023	121,406	$ 484,759
2024		121,405
Thereafter
Thereafter
Total lease payment	242,596	606,164
Less: Imputed interest	(7,297)	(37,702)
Operating lease liabilities	235,299	568,462
Operating lease liability - current	235,299	213,831	$ 112,322
Operating lease liability - non-current		$ 354,631	$ 125,640